Retirement Benefits - Amounts Recognized in Consolidated Income Statement (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of net defined benefit liability (asset) [abstract]
Current service cost	¥ 32,099	¥ 37,775	¥ 38,540
Net interest cost	(1,415)	(1,254)	(1,797)
Past service cost	(28,023)		108
Total	¥ 2,661	¥ 36,521	¥ 36,851